Property and Equipment, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfRevenue
Property and Equipment, Net [Line Items]
Depreciation expense	$ 1,600,000	$ 2,310,000
Location, Statement of Income, Balance [Axis]: us-gaap:GeneralAndAdministrativeExpense
Property and Equipment, Net [Line Items]
Depreciation expense		$ 166